Reconciliation of net cash flow from operating activities	6 Months Ended
Sep. 30, 2018
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

10   Reconciliation of net cash flow from operating activities

		Six months ended 30 September
		2018	2017
	Note	€m	€m
(Loss)/profit for the financial period		(7,833)	1,235
Loss from discontinued operations		3,535	345
Loss/(profit) for the financial period from continuing operations		(4,298)	1,580
Non-operating income and expense		3	1
Investment income		(184)	(333)
Financing costs		999	181
Income tax expense	4	1,409	579
Operating (loss)/profit		(2,071)	2,008
Adjustments for:
Share based payments and other non-cash charges		46	65
Depreciation and amortisation		4,871	5,230
Loss on disposal of property, plant and equipment and intangible assets		19	14
Share of results of equity accounted associates and joint ventures		430	58
Impairment losses		3,495	—
Other income and expense		91	44
Increase in inventory		(202)	(85)
Increase in trade and other receivables		(1,600)	(858)
Increase/(decrease) in trade and other payables		246	(871)
Cash generated by operations		5,325	5,605
Net tax paid		(428)	(400)
Cash flow from discontinued operations		(71)	616
Net cash flow from operating activities		4,826	5,821